Schedule of investments
Nomura National High-Yield Municipal Bond Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.25%
Education Revenue Bonds — 22.07%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,600,000	$ 1,518,176
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	6,000,000	5,456,340
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) 144A 5.25% 7/1/43 #	255,000	256,930
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,785,248
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,055,000	1,075,657
144A 6.00% 7/1/47 #	8,995,000	9,087,289

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	750,180
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,000,960
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	5,057,778
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,607,240
144A 5.00% 7/1/54 #	5,000,000	4,356,100

(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	250,000	250,027
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,030,550
144A 6.25% 6/1/63 #	5,250,000	5,293,680
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	864,144
Series A 5.00% 8/15/54	1,200,000	1,127,448
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	179,668
Series A 5.00% 8/15/41	600,000	485,628
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	4,900,000	5,394,459
NQ- VQ [0526] 0726 (5720453)    1

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/44 #	725,000	$ 717,728
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	4,235,000	4,270,150
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	964,050
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.125% 5/1/38 #	575,000	577,007
(Metropolitan College of New York Project) 5.00% 11/1/39	361,431	289,145
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	2,575,618
144A 5.75% 2/1/49 #	2,700,000	2,699,757
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	9,656,581
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	5,900,000	6,848,956
Series V-1 5.00% 5/1/49	19,670,000	22,344,530
Series V-2 2.25% 4/1/51	1,000,000	647,420
Series V-2 5.00% 4/1/51	1,790,000	2,012,622

(University of Southern California) Series A 5.00% 10/1/55	10,830,000	11,423,917
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	9,600,000	9,245,088
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	1,330,000	1,319,786
144A 5.125% 7/1/54 #	1,500,000	1,405,980
144A 5.25% 7/1/64 #	2,000,000	1,868,000
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	250,000	252,290
2    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	$ 3,999,600
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,310,547
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	998,970
Series A 144A 5.00% 7/1/46 #	2,145,000	2,065,893
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	639,996
144A 5.90% 6/15/44 #	775,000	827,940
144A 6.375% 6/15/64 #	3,600,000	3,791,952
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,764,940
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,960,480
Series A 144A 6.00% 6/1/63 #	3,035,000	2,979,854

(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	2,735,000	2,425,480
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	809,855
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	1,850,000	1,603,358
Series A 144A 5.125% 6/1/59 #	6,150,000	5,337,585
Series A 144A 5.125% 6/1/64 #	1,025,000	878,579

(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,514,430
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	825,000	825,223
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	746,040
144A 5.50% 7/1/54 #	1,500,000	1,428,060
144A 5.60% 7/1/64 #	4,200,000	3,964,338
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,043,810
Series A 144A 6.375% 6/1/52 #	1,240,000	1,275,687
Series A 144A 6.50% 6/1/62 #	2,300,000	2,365,067
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	616,486
NQ- VQ [0526] 0726 (5720453)    3

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(New Designs Charter School)
Series A 144A 5.00% 6/1/64 #	1,600,000	$ 1,474,320

(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,353,821
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,753,252
Series A 144A 4.00% 11/1/55 #	2,500,000	2,000,550

(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,744,280
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,175,459
Series A 6.00% 10/1/49	1,720,000	1,719,897

(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,232,422
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,853,837
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project) Series B 144A 2.851% 6/1/62 #, ~	29,500,000	2,471,215
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	306,045
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,441,820
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,262,210
Capital Trust Authority, Florida Revenue
(AcadeMir Charter Schools, Inc. Project) Series A 144A 6.625% 7/1/65 #	4,900,000	5,007,163
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	423,190
Series A 144A 6.00% 6/15/54 #	655,000	669,652
Series A 144A 6.125% 6/15/60 #	800,000	818,176
(Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project)
Series A 144A 5.25% 7/1/55 #	500,000	486,065
Series A 144A 5.375% 7/1/65 #	2,650,000	2,557,860

4    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Authority, Florida Revenue

(Mason Classical Academy Project) Series A 144A 5.00% 6/1/64 #	6,450,000	$ 5,839,314
(St. John Classical Academy Project)
Series A 144A 5.125% 6/15/50 #	500,000	466,630
Series A 144A 5.25% 6/15/59 #	1,000,000	920,220
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	7,000,000	6,166,650
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,640,000	1,640,738
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,081,500
5.00% 4/1/45	1,665,000	1,662,719
5.75% 4/1/48	5,150,000	5,389,835
City of Burbank, Illinois Revenue
(Intercultural Montessori Language School Project)
144A 6.25% 2/1/51 #	1,950,000	1,984,125
144A 6.25% 2/1/56 #	2,000,000	2,020,000
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University) Series 2024 C 5.00% 10/1/56	1,200,000	1,145,076
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	3,298,608
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,218,650
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	965,070
144A 5.50% 6/1/55 #	1,960,000	1,838,735
144A 5.50% 6/1/63 #	3,040,000	2,796,313
NQ- VQ [0526] 0726 (5720453)    5

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	$ 617,100
Series A 144A 5.375% 1/1/39 #	850,000	868,029
Series A 144A 5.875% 1/1/49 #	1,500,000	1,504,515
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	322,071
Series A 144A 5.75% 6/15/44 #	600,000	588,726
Series A 144A 6.00% 6/15/54 #	955,000	898,531
Series A 144A 6.25% 6/15/53 #	3,710,000	3,611,982
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,190,420
Series A 144A 6.40% 6/15/53 #	1,850,000	1,857,122
Cobb County, Georgia Development Authority Education Facilities Revenue
(Mt. Bethel Christian Academy Project)
144A 6.25% 6/1/55 #	2,655,000	2,749,412
144A 6.25% 6/1/64 #	3,150,000	3,236,719
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	2,010,440
Series A 144A 5.75% 4/1/59 #	2,250,000	2,180,565
Series A 144A 5.80% 4/1/54 #	2,800,000	2,759,484

(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,501,950
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	548,024
144A 5.00% 12/1/50 #	1,740,000	1,588,515
144A 5.00% 12/1/55 #	3,440,000	3,058,848

(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,951,160
County of Palm Beach, Florida Revenue
(Provident Group-PBAU Properties II LLC-Palm Beach Atlantic University Project) Series A 144A 5.75% 10/1/65 #	10,000,000	10,294,000
6    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	$ 366,885
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project)
144A 6.00% 7/1/65 #	5,000,000	5,036,300
Series A 144A 6.00% 7/1/55 #	1,710,000	1,739,634
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/61 #	1,500,000	1,312,080
Series A 5.75% 6/1/54	3,000,000	2,996,850
Series A 6.00% 6/1/58	1,600,000	1,612,704
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,717,783
144A 5.25% 10/1/56 #	3,800,000	3,440,596
(Renaissance Charter School Projects)
Series A 144A 6.125% 6/15/44 #	5,300,000	5,302,332
Series C 144A 5.00% 9/15/50 #	2,000,000	1,796,640
Florida Higher Educational Facilities Financing Authority Revenue
(Keiser University Project) 144A 6.25% 7/1/55 #	9,800,000	9,938,180
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	2,975,000	3,015,162
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,465,065
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	934,680
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	757,746
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	460,000	460,046
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	531,822
NQ- VQ [0526] 0726 (5720453)    7

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(North Star Charter School)
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	$ 552,533
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,002,158
(Rogers Park Montessori School Project)
144A 6.25% 8/1/45 #	1,000,000	1,048,130
144A 6.375% 8/1/55 #	3,590,000	3,674,904
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,446,461
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,124,760
144A 7.00% 6/15/58 #	6,405,000	6,577,807
(PRG - UINDY Properties LLC)
5.25% 7/1/45	1,140,000	1,111,796
5.25% 7/1/55	1,545,000	1,417,769
5.625% 7/1/50	1,000,000	982,950
5.75% 7/1/60	2,160,000	2,101,810
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,439,835
Iowa Higher Education Loan Authority Revenue
(University of Dubuque Project) 6.00% 10/1/55	1,800,000	1,878,174
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,139,700
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	3,500,000	2,590,000
Series A 144A 7.50% 6/1/59 #	5,000,000	3,700,000
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,042,834
144A 6.25% 6/1/62 #	1,420,000	1,436,685
8    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	$ 1,002,370
Series A 144A 6.375% 6/1/62 #	1,330,000	1,331,144
(Lafayette Renaissance Charter Academy Project)
144A 6.00% 6/15/59 #	3,100,000	3,130,442
144A 6.50% 6/15/59 #	4,900,000	5,008,976
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,446,340
Series A 144A 6.375% 6/1/52 #	2,250,000	1,975,185
Series A 144A 6.50% 6/1/62 #	4,000,000	3,484,640
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,672,060
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,686,821
Series A 144A 6.00% 6/15/52 #	1,530,000	1,534,437
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,775,000	4,698,075
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	4,470,000	4,784,688
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	16,280,000	18,100,755
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,000,550
Series A 144A 6.00% 9/15/45 #	1,000,000	1,000,250
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,109,180
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,917,200
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,150,000	1,149,977
NQ- VQ [0526] 0726 (5720453)    9

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	3,900,000	$ 3,873,324
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,160,000	1,160,000
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project) Series A 144A 5.00% 7/1/54 #	1,000,000	896,230
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,595,223
Series A 144A 5.00% 12/15/38 #	1,000,000	1,000,070
Series A 144A 5.00% 12/15/48 #	500,000	465,960
Series A 144A 5.125% 12/15/45 #	2,515,000	2,445,284
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,860,450
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	608,160
144A 6.00% 6/15/44 #	1,000,000	1,004,480
144A 6.50% 6/15/64 #	3,000,000	2,997,930
Oregon State Facilities Authority Revenue
(Redmond Proficiency Academy Project)
Series A 144A 5.625% 6/15/55 #	500,000	500,435
Series A 144A 6.00% 6/15/65 #	1,225,000	1,244,870
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	10,000,000	10,835,400
Pima County, Arizona Industrial Development Authority Education Revenue
144A 4.00% 6/15/51 #	4,000,000	3,050,240
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	500,940
144A 5.75% 5/1/50 #	1,530,000	1,530,046
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	5,600,000
10    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #, ‡	7,370,000	$ 5,896,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	752,833
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School)
144A 5.00% 7/1/55 #	2,000,000	1,841,620
144A 5.00% 7/1/60 #	1,200,000	1,081,776
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/59 #	2,000,000	1,710,180
144A 5.00% 6/15/64 #	5,500,000	4,633,805

(Champion Schools Project) 144A 6.25% 6/15/66 #	3,000,000	2,937,600
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,737,213
Series A 144A 4.00% 6/1/56 #	1,530,000	1,043,735
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,761,988
144A 6.50% 6/15/59 #	2,500,000	2,506,825

(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	4,735,900
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,594,549
Series A 144A 7.25% 6/15/58 #	2,915,000	2,963,768
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	954,222
Series A 144A 7.00% 6/15/53 #	1,830,000	1,843,176
Series A 144A 7.125% 6/15/58 #	1,510,000	1,527,078
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,246,371
University of California Revenue
Series CC 5.00% 5/15/53	4,565,000	4,825,661
NQ- VQ [0526] 0726 (5720453)    11

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	11,000,000	$ 12,155,770
University of Virginia Revenue
Series A-2 3.57% 4/1/45	10,000,000	9,303,500
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,382,048
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,718,239
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	996,970
Series A 144A 5.00% 6/15/50 #	2,200,000	2,006,488
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/55	2,000,000	2,097,680
Washington State Housing Finance Commission Revenue
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	2,100,000	2,237,907
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,032,065	12,499,270
(Cherokee Classical Academy Project)
Series A 144A 6.50% 6/15/45 #	325,000	328,731
Series A 144A 6.75% 6/15/55 #	500,000	501,060
Series A 144A 7.00% 6/15/65 #	1,000,000	1,007,960

(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,107,877
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	314,616
Series A 144A 6.625% 7/1/53 #	600,000	621,270
Series A 144A 6.75% 7/1/58 #	550,000	571,098
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	1,003,320
Series A 5.25% 6/15/54	1,200,000	1,186,512
12    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	$ 2,044,100
Series A 144A 6.25% 10/1/58 #	3,885,000	3,950,540
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	3,580,000	3,109,839
Series A 6.125% 6/15/57	2,620,000	2,276,675
(Triad Educational Services, Inc.)
5.25% 6/15/65	4,200,000	3,823,596
5.50% 6/15/55	2,200,000	2,122,428
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	270,000	266,917
Series A 144A 5.00% 6/15/39 #	500,000	491,915

(Wittenberg University) 144A 5.25% 12/1/39 #	4,700,000	4,045,008
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	911,720
Series A 5.00% 10/15/54	465,000	412,767
		629,378,391
Electric Revenue Bonds — 2.78%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,566,827
City of New York, Long Island Power Authority Revenue
Series A 5.25% 9/1/50	6,000,000	6,420,240
City of Seattle, Washington Municipal Light and Power Revenue
Series A 4.00% 7/1/51	5,000,000	4,677,750
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,615,000	2,661,544
Series A 5.05% 7/1/42 ‡	4,590,000	3,379,388
Series A 6.75% 7/1/36 ‡	1,500,000	1,111,875
Series AAA 5.25% 7/1/26 ‡	1,955,000	1,438,213
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,924,212
Series AAA 5.25% 7/1/28 ‡	1,205,000	887,181
Series CCC 5.25% 7/1/27 ‡	5,525,000	4,067,781
NQ- VQ [0526] 0726 (5720453)    13

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/26 ‡	2,785,000	$ 2,046,975
Series TT 5.00% 7/1/37 ‡	5,230,000	3,850,588
Series WW 5.00% 7/1/28 ‡	6,040,000	4,446,950
Series WW 5.25% 7/1/26 ‡	1,530,000	1,124,550
Series WW 5.25% 7/1/33 ‡	1,260,000	927,675
Series WW 5.50% 7/1/38 ‡	9,035,000	6,652,019
Series XX 4.75% 7/1/26 ‡	920,000	677,350
Series XX 5.25% 7/1/40 ‡	19,300,000	14,209,625
Series XX 5.75% 7/1/36 ‡	7,470,000	5,499,787
Series ZZ 4.75% 7/1/27 ‡	760,000	559,550
Series ZZ 5.25% 7/1/26 ‡	8,280,000	6,094,556
		79,224,636
Healthcare Revenue Bonds — 16.90%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,290,443
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,947	721,363
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,550	1,735,533
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,596,041
(ISF - Ativo Portfolio)
Series A 144A 6.75% 3/1/65 #	9,000,000	9,338,670
Series A 144A 6.875% 3/1/55 #	2,000,000	2,105,420
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/41	2,895,000	2,894,768
5.00% 7/15/42	575,000	571,332
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,851,017
5.75% 6/1/35	1,500,000	1,500,660
5.75% 6/1/45	2,500,000	2,465,975
6.00% 6/1/50	3,130,000	3,058,730
14    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brookhaven, Georgia Development Authority Revenue
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	5,000,000	$ 4,621,000
Build NYC, New York Resource Revenue
(RiverSpring Health Senior Living, Inc. Project) Series A 144A 7.00% 12/15/65 #	6,850,000	6,867,536
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	11,355,000	8,470,716
Series A 3.00% 8/15/51 (BAM)	10,000,000	7,668,400
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,060,139
Series A 144A 6.625% 1/1/32 #	500,000	496,865
Series A 144A 6.875% 1/1/42 #	1,500,000	1,480,860
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,471,200
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AG)	2,000,000	2,040,000
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.125% 1/1/65 #	6,400,000	6,673,792
Series A 144A 7.25% 1/1/55 #	1,000,000	1,061,290
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,751,680
Capital Trust Authority, Florida Revenue
(AIDS Healthcare Foundation Obligated Group) Series A 5.25% 12/1/55	1,700,000	1,734,714
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	246,040
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,149,250
Second Tier Series B 5.00% 1/1/47	2,375,000	1,300,313
NQ- VQ [0526] 0726 (5720453)    15

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	$ 5,639,304
City of Kalispell, Montana Revenue
(Immanuel Living at Buffalo Hill Project) Series A 6.00% 5/15/60	6,900,000	7,031,445
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village) Series A 4.00% 5/15/34	1,000,000	968,790
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	5,000,000	4,789,350
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,501,575
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,309,520
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,568,445
Series A 6.50% 12/1/52	2,000,000	2,042,340
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	991,830
Series A 5.375% 11/15/55	1,000,000	996,750
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	360,050
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	6,770,000	4,898,298
(American Baptist) 8.00% 8/1/43 ‡	2,500,000	1,583,050
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	916,150
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	640,208
Series A 144A 5.75% 12/1/35 #	1,150,000	894,895
16    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)
Series A 144A 6.125% 12/1/45 #	1,200,000	$ 863,988
Series A 144A 6.25% 12/1/50 #	560,000	391,149
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.50% 2/15/52	4,000,000	4,002,240
5.50% 2/15/57	4,930,000	4,931,085
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,583,235
144A 5.375% 7/1/39 #	1,575,000	1,719,569
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	7,049,294
Florida Local Government Finance Commission Senior Living Revenue
(Fleet Landing At Nocatee Project) Series A 144A 6.875% 11/15/64 #	6,500,000	6,884,150
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	939,332
5.25% 11/15/51	1,350,000	1,183,707
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,000,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,183,866
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	6,000,000	4,292,880
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	411,457
NQ- VQ [0526] 0726 (5720453)    17

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Northshore University HealthSystem) 3.25% 8/15/49	5,000,000	$ 3,947,450
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,149,130
(The Admiral at the Lake Project)
5.25% 5/15/42	3,200,000	3,108,064
5.50% 5/15/54	9,375,000	8,363,906
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,500,050
Series A 144A 5.60% 1/1/56 #	2,630,000	2,596,625
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,425,218
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,562,190
5.25% 8/1/55	2,500,000	2,204,775
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,182,986
Kalamazoo Economic Development Revenue
(Friendship Village of Kalamazoo Project)
Series A 144A 6.25% 8/15/56 #	2,085,000	2,140,482
Series A 144A 6.25% 8/15/61 #	2,000,000	2,045,800
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	1,437,023
Series A 5.25% 5/15/52	5,420,000	4,926,563
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,309,948
5.75% 11/15/45	3,000,000	2,833,860
5.75% 11/15/50	1,600,000	1,450,368
King County, Washington Public Hospital District No. 4 Revenue
(Snoqualmie Valley Health) Series A 7.00% 12/1/60	7,350,000	7,454,370
18    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	$ 8,585,280
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,496,250
Series A 5.75% 8/15/55	1,500,000	1,472,100
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,742,845
Series A 5.00% 1/1/55	2,635,000	1,975,644
Maricopa County, Arizona Industrial Development Authority Revenue
(Bonesta Project) Series A-1 7.00% 5/1/66	4,925,000	4,989,616
Massachusetts Development Finance Agency Revenue
(Care Communities, LLC Issue) Series A-1 144A 6.50% 7/15/60 #	7,400,000	7,554,956
(Dana-Farber Cancer Institute Issue) Series Q 5.50% 12/1/56	4,315,000	4,593,361
(Seven Hills Foundation and Affiliates Issue)
6.00% 9/1/50	500,000	546,995
6.00% 9/1/55	1,000,000	1,087,610
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,470,000	1,998,205
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,550,806
5.375% 1/1/50	6,250,000	6,183,187
Series A 5.375% 1/1/51	2,000,000	1,967,880
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	8,921,776
NQ- VQ [0526] 0726 (5720453)    19

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) 5.00% 1/1/58 =	10,884,206	$ 761,894
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.625% 7/1/46 #	1,000,000	1,005,100
Series A 144A 5.75% 7/1/54 #	2,000,000	2,001,860
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,081,360
(Bella Vida Forefront Living Project) Series A 6.50% 10/1/60	1,285,000	1,325,208
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37 ‡	120,000	120,000
Series A-2 7.50% 11/15/36 ‡	745,000	745,000
Series B 2.00% 11/15/61 •	3,245,893	1,590,844
(Cardinal Bay - Village on the Park)
Series A 5.25% 7/1/32	770,000	778,347
Series A 6.75% 7/1/44	3,015,000	3,194,031
Series A 7.125% 7/1/56	1,450,000	1,519,962
Series A-1 5.00% 7/1/46	660,000	640,200
Series A-1 5.00% 7/1/51	1,575,000	1,527,750
Series B 4.00% 7/1/31	635,000	495,300
Series B 4.75% 7/1/51	1,915,000	1,436,250
Series C 5.00% 7/1/31 ‡	250,000	163,125
Series C 5.25% 7/1/36 ‡	350,000	228,375
Series C 5.75% 7/1/51 ‡	2,250,000	1,468,125
Series D 6.00% 7/1/26 ‡	90,000	21,600
Series D 7.00% 7/1/51 ‡	1,350,000	324,000

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	4,411,350
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	12,635,000	11,965,598
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	10,292,900
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	1,030,520
Series A 6.875% 10/1/57	6,500,000	6,728,020
20    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	$ 2,433,406
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,966,820
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,687,937
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	483,315
Series A 5.375% 8/1/54	1,250,000	1,162,300
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	5,000,000	4,386,100
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	5,000,000	3,557,200
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	7,000,000	7,558,460
Palm Beach County, Health Facilities Authority Revenue
(Lifespace Communities, Inc.) Series B 5.625% 5/15/61	2,280,000	2,297,510
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,703,131
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	6,106
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	1,259,400
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,851,320
NQ- VQ [0526] 0726 (5720453)    21

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority Charter School Revenue
(Inperium Project) 144A 5.75% 12/1/54 #	13,000,000	$ 13,092,040
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	2,005,260
Series A 5.50% 11/15/49	10,700,000	9,928,851
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems) 5.00% 12/1/43	805,000	739,964
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	596,712
Series A 5.125% 8/15/45	1,800,000	1,653,642
Stamford Housing Authority Revenue
(Mozaic Concierge Living Project)
Series A 6.25% 10/1/60	1,500,000	1,523,700
Series A 6.50% 10/1/55	2,285,000	2,373,201
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	7,000,000	6,877,990
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,271,970
Series A 6.75% 11/15/52	5,800,000	5,830,508
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,709,035
Series A 144A 6.125% 10/1/52 #	2,570,000	1,993,138
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	5,000,000	5,479,800
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	7,875,000	7,950,206
22    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 4.50% 7/1/56 #	4,410,000	$ 3,683,100
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	925,000	925,694
Series A 6.125% 7/1/39	750,000	750,420
Series A 6.25% 7/1/44	2,500,000	2,501,200
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services, Inc. Project)
6.00% 7/1/60	6,000,000	6,055,140
6.625% 7/1/60	1,500,000	1,578,390
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/53	1,945,000	1,753,709
Third Tier Series C 7.00% 7/1/43	1,000,000	952,370
Third Tier Series C 7.50% 7/1/53	1,000,000	924,410
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	529,995
6.00% 10/1/44	300,000	322,278
6.125% 10/1/59	2,750,000	2,860,660
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	641,090
Series A 5.00% 11/1/54	8,425,000	7,662,200
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project) Series A 144A 5.125% 6/1/48 #	1,375,000	1,294,700
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,164,419	2,145,610
Series A 5.75% 12/1/48	259,466	256,612
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,250,063
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,362,640
		481,783,040
NQ- VQ [0526] 0726 (5720453)    23

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 3.48%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	650,000	$ 588,192
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	2,800,000	1,998,976
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,839,326
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,891,660
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,255,150
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	1,805,000	1,899,058
Series B 5.20% 12/1/48	1,080,000	1,112,670
Series B 5.25% 6/1/51	275,000	281,757
Series E 5.25% 6/1/55 (GNMA) (FNMA) (FHLMC)	6,000,000	6,146,520
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47 (GNMA) (FNMA) (FHLMC)	5,605,000	5,813,842
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,503
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA) (FNMA) (FHLMC)	1,500,000	1,568,850
Series D-1 5.125% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,850,000	1,884,928
Series D-1 5.20% 7/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,096,800
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,124,700
New Jersey Housing & Mortgage Finance Agency Revenue
(Social Bonds) Series M 5.10% 10/1/50	7,345,000	7,516,506
New York City, New York Housing Development Revenue
(8 Spruce Street) Series RE 5.25% 12/15/43	6,000,000	6,186,360
24    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	$ 3,688,475
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds) Series 143A 5.45% 4/1/51	5,000,000	5,156,700
South Carolina Jobs-Economic Development Authority Revenue
(Palmera Apartments) 144A 6.75% 12/1/60 #	5,000,000	4,983,600
Tennessee Housing Development Agency Revenue
(Social Bonds) Series A 5.20% 7/1/55	3,250,000	3,327,187
Texas Community Housing & Economic Development Revenue
(Agape Helotes) Series A1 144A 6.25% 1/1/65 #	7,500,000	7,030,800
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,572,520
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	774,004
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,681,135
		99,170,219
Industrial Development Revenue/Pollution ControlRevenue Bonds — 19.41%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,001,940
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 6.00% 5/1/42 #	1,250,000	1,380,775
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	654
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	2,133
NQ- VQ [0526] 0726 (5720453)    25

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	$ 10,762,200
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	10,838,700
(United States Steel Corporation Project)
5.45% 9/1/52 (AMT)	3,500,000	3,550,330
5.70% 5/1/53 (AMT)	18,750,000	19,244,250
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,445,102
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior) Series B-2 Class 2 5.00% 6/1/55	16,670,000	13,329,165
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,273,897
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,186,420
Series G 5.00% 11/1/55 •	5,000,000	5,143,750
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	9,662,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	500,937
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	26,105,000	14,618,800
California Municipal Finance Authority Revenue
(Clay Lacy Aviation Facilities – John Wayne Airport, Orange County Project) 144A 6.00% 1/1/55 (AMT) #	1,250,000	1,312,113
26    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	$ 18,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	59,063
California Statewide Communities Development Authority Revenue
(HR Ontario Hotel Project) Series A 144A 6.25% 9/2/61 #	1,000,000	1,025,390
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 0.255% 5/15/57 ^	251,035,000	11,602,838
Series B 0.485% 5/15/57 ^	3,420,000	106,977
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal Improvement Projects)
5.00% 7/1/29 (AMT)	850,000	850,935
Series B 5.50% 7/15/38 (AMT)	7,000,000	7,481,250
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	4,902,050
Colorado Educational & Cultural Facilities Authority Revenue
(The Stanley Project) Series A1 144A 6.875% 2/1/59 #	10,000,000	10,566,400
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	10,713,340
Series D 7.392% 6/15/55 ^	262,500,000	19,921,125
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 1.655% 6/1/60 #, ^	269,685,000	7,211,377
Series D 7.815% 6/1/55 ^	4,000,000	323,800
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	5,653,315	2,937,067
NQ- VQ [0526] 0726 (5720453)    27

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	$ 9,932,100
5.50% 7/1/53 (AMT)	30,000,000	21,300,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	9,060,000	7,600,706
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,661,100
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.491% 6/1/66 ^	318,050,000	31,801,819
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,515,680
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	6,635,000	664
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	6,887,550
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.934% 6/1/57 #, ^	383,610,000	24,428,285
Series F 144A 0.896% 6/1/57 #, ^	418,235,000	21,463,820
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	6,920,000	6,041,921
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	7,218,260
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	4,000,000	3,907,160
28    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series B 4.75% 12/1/54 (AMT)	10,090,000	$ 9,513,356
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	16,799,250
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	5,992,300
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 12.00% 1/1/65 (AMT) #, •	7,215,000	4,040,400
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #	1,952,380	20
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.875% 12/15/33 #	4,800,000	4,799,376
(Mill Creek Project) 144A 5.95% 12/1/31 #	900,000	900,450
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	2,825,000	2,828,616
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,271,892
New York Counties Tobacco Trust IV Revenue
Series F 1.937% 6/1/60 ^	105,000,000	5,110,350
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	13,922,364
NQ- VQ [0526] 0726 (5720453)    29

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	$ 1,041,620
(Delta Airlines, Inc. - LaGuardia Airport Terminals C & D Redevelopment Project) 4.375% 10/1/45 (AMT)	5,640,000	5,401,597
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,503,060
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,281,595
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	1,951,960
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	1,825,580
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,002,220
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	7,500,000	7,190,625
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,166,770
5.25% 12/1/27	2,235,000	2,297,423
5.25% 12/1/28	1,050,000	1,094,562
5.50% 12/1/29	765,000	813,876
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	230,000	232,068
Savannah-Georgia Convention Center, Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 6.25% 6/1/61 #	9,250,000	9,425,287
SkyRidge Pegasus Infrastructure Financing District Revenue
144A 5.25% 12/1/44 #	6,500,000	6,577,415
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,099,930
30    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
Series B 144A 6.10% 12/1/40 #, •	1,630,000	$ 1,794,337
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,340,800
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 2.147% 6/1/46 ^	9,085,000	1,568,162
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,326,375
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,000,280
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,014,500
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	1,855,000	1,376,892
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	24,686,146
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	45,518,035
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,990,000	3,883,148
		553,324,960
Lease Revenue Bonds — 2.27%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,284,550
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,939,700
NQ- VQ [0526] 0726 (5720453)    31

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	5,000,000	$ 3,737,250
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 0.653% 12/15/56 ^	6,110,000	1,310,717
Series A 4.00% 6/15/52	5,305,000	4,589,515
Series B 1.407% 12/15/54 ^	16,210,000	3,886,185
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	896,017
New Hampshire, Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	1,500,000	1,499,835
New Jersey Transportation Trust Fund Authority Revenue
Series BB 3.00% 6/15/50	5,265,000	3,927,321
(Transportation Program) Series BB 4.00% 6/15/50	5,925,000	5,442,527
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	3,129,088
New York Liberty Development Revenue
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	7,000,000	7,005,670
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,260,875
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,831,900
New York State Urban Development Revenue
Series A 3.00% 3/15/50	2,000,000	1,481,640
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	973,430
5.375% 2/1/41	1,300,000	1,229,969
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AG) ^	2,250,000	1,522,530
Series A 6.44% 7/15/37 (AG) ^	4,000,000	2,571,520
32    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	$ 3,105,720
		64,625,959
Local General Obligation Bonds — 3.96%
Adams County, Colorado Parterre Metropolitan District No 5
Series A 5.875% 12/1/45	1,250,000	1,323,013
Series A 6.125% 12/1/55	1,730,000	1,819,008
Aledo Independent School District
3.00% 2/15/50 (PSF)	5,000,000	3,703,000
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	9,785,000	9,614,643
Series A 6.00% 12/1/49	9,500,000	9,758,020
Series A 144A 7.00% 12/1/46 #	2,500,000	2,557,025
Series B 4.00% 12/1/39	2,500,000	2,280,075
Series B 4.00% 12/1/40	2,000,000	1,800,480
Series H 5.00% 12/1/46	2,390,000	2,262,183
(Dedicated Revenues)
Series A 5.75% 12/1/50	5,000,000	5,043,200
Series A 6.25% 12/1/50	2,550,000	2,685,940
Series D 5.00% 12/1/46	6,205,000	5,873,157
City of Chicago, Illinois
(Chicago Recovery Plan) Series A 5.00% 1/1/43	7,100,000	7,064,358
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,495,815
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33 (PSF)	1,550,000	1,752,647
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	989,300
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,503,600
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,000,000	1,497,960
NQ- VQ [0526] 0726 (5720453)    33

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	$ 6,524,850
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts)
144A 5.375% 12/15/35 #	3,700,000	3,700,481
144A 6.125% 12/15/33 #	500,000	500,395

(Easton Park Project) 144A 5.625% 2/1/30 #	5,400,000	5,400,000
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,248,696
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	7,900,000	4,712,745
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	890,300
Village of Riverdale, Illinois
8.00% 10/1/36	6,435,000	6,449,736
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	2,717,496	2,719,072
(Waterstone Project) 144A 5.50% 12/15/38 #	9,237,704	9,254,702
		113,060,901
Pre-Refunded Bonds — 1.03%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,475,000	2,618,971
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,649,371
Decatur County, Texas Hospital Authority
(Wise Regional Health System) Series C 4.00% 9/1/44-31 §	2,036,000	2,143,338
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,040,887
34    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	$ 4,967,952
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	5,892,900
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	55,657
		29,369,076
Resource Recovery Revenue Bond — 0.00%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	2,812,106	98,424
		98,424
Special Tax Revenue Bonds — 14.17%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	2,068,040
144A 5.75% 12/1/54 #	8,750,000	8,833,037
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,320,148
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	3,237,440
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,141,900
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	5,130,000	5,232,549
Black Rock Mountain Resort Public Infrastructure District Special Assessment Revenue
(Black Rock Mountain Resort Assessment Area) 144A 5.875% 12/1/54 #	8,000,000	8,278,400
NQ- VQ [0526] 0726 (5720453)    35

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	120,000	$ 118,841
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	1,968,000
Centerra South Metropolitan District No. 1 Revenue
(In The City of Loveland, Colorado) Series A 144A 6.25% 12/1/55 #	2,000,000	2,026,640
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,001,410
144A 5.40% 3/1/45 #	2,000,000	2,001,780
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue
Series C 5.50% 9/1/58	5,580,000	5,901,185
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	1,145,500
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	205,518
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,996,052
Commonwealth of Puerto Rico Revenue
3.116% 11/1/43 •	64,687,787	44,715,432
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,656,597
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,900,000	5,936,521
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,749,663
36    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	46,201,180	$ 45,336,294
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,648,740
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	650,000
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	285,000	254,545
3.50% 9/1/45	680,000	556,349
4.00% 9/1/51	460,000	388,539
High Star Ranch Infrastructure Financing District Revenue
(High Star Ranch Assessment Area) 144A 6.25% 12/1/55 #	4,750,000	4,787,810
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,116,910
Series E 6.125% 3/1/57	3,250,000	3,393,683
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	545,934	491,341
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	725,000	763,034
144A 5.75% 6/1/42 #	1,075,000	1,126,675
144A 5.75% 6/1/47 #	1,530,000	1,566,521
144A 6.00% 6/1/52 #	1,750,000	1,799,227
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	403,208
5.75% 6/1/43	500,000	536,295
6.00% 6/1/53	995,000	1,046,730
NQ- VQ [0526] 0726 (5720453)    37

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	1,480,678	$ 266,522
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	944,860
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	292,060
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,945,000	4,097,553
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	3,017,580
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,549,003
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	495,225
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,110,000	1,112,153
Series A 5.50% 8/1/35	1,500,000	1,502,580
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	795,000	830,330
Series A 144A 5.75% 6/1/43 #	1,315,000	1,412,901
Series A 144A 6.00% 6/1/53 #	1,315,000	1,384,156
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries E-1 3.00% 2/1/51	3,860,000	2,878,479
(Subordinate Bonds) Series A-3 3.00% 5/1/45	4,000,000	3,207,160
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/49	5,000,000	3,752,950
(General Purpose)
Series A 3.00% 3/15/50	7,000,000	5,185,740
38    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(General Purpose)
Series E 3.00% 3/15/51	4,980,000	$ 3,656,416
New York State Urban Development Revenue
(General Purpose) Series A 3.00% 3/15/50	10,810,000	8,008,264
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,467,345
Point Phase 1 Public Infrastructure District No. 1 Revenue
Series A-1 6.125% 3/1/55	3,000,000	3,129,090
Prairie Point Community Authority Board Special Improvement District No. 1 Revenue
(In the City of Aurora, Arapahoe County, Colorado)
5.375% 12/1/40	1,000,000	1,021,580
5.75% 12/1/45	500,000	510,255
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.587% 7/1/46 ^	106,758,000	38,967,737
Series A-1 2.194% 7/1/51 ^	142,182,000	38,185,820
Series A-1 4.75% 7/1/53	29,669,000	28,581,928
Series A-1 5.00% 7/1/58	17,672,000	17,463,294
Series A-2 4.536% 7/1/53	1,022,000	953,730
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	600,000	602,346
8.00% 8/1/38	1,500,000	1,505,895
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	730,000	730,438
Series A 144A 5.25% 9/1/45 #	3,540,000	3,541,558
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	800,000	832,064
NQ- VQ [0526] 0726 (5720453)    39

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	$ 187,500
Utah City West Public Infrastructure District No. 1 Revenue
144A 5.875% 12/1/55 #	2,800,000	2,854,964
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,471,462
6.75% 12/1/52	4,000,000	4,074,440
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	3,036,180
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,535,000	1,977,300
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	10,049,650
Series B 144A 6.50% 6/1/56 #	1,000,000	760,000
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Northwest Speedway STAR Bond District Project) 144A 5.50% 3/1/46 #	4,750,000	4,773,085
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	4,817,738
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,400,000	2,400,216
		403,892,154
State General Obligation Bonds — 4.57%
California State
4.00% 9/1/29	3,950,000	4,126,842
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	18,225,000	13,187,245
Series D 4.00% 11/1/35	5,000,000	5,167,300
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	22,956,237	21,879,360
Series A-1 4.00% 7/1/46	60,275,861	53,459,264
Illinois State
5.00% 1/1/28	1,190,000	1,191,856
5.50% 5/1/39	6,000,000	6,380,940
Series A 5.125% 12/1/29	1,310,000	1,354,344
40    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.50% 3/1/47	6,500,000	$ 6,810,375
Series C 4.00% 10/1/41	400,000	383,592
Series C 4.00% 10/1/42	1,000,000	951,200
Series C 4.00% 10/1/48	1,000,000	895,430
Series C 5.00% 11/1/29	4,600,000	4,738,828
Series F 5.25% 9/1/49	7,500,000	7,708,575
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,209,750
		130,444,901
Transportation Revenue Bonds — 6.16%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	4,000,000	4,120,760
California Municipal Finance Authority Revenue
(SFMTA Potrero Yard Modernization Project)
Series A 5.00% 9/1/60	1,905,000	1,972,570
Series A 5.50% 9/1/60	880,000	949,151
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,743,425
7.85% 1/1/40 ^	2,000,000	1,103,060
City of Chicago, Illinois International Airport Revenue
(Senior Lien) Series A 5.25% 1/1/61	5,000,000	5,195,700
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,197,477
Colorado High Performance Transportation Enterprise Revenue
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,252,470
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 12.00% 7/1/57 (AMT) #, •	25,865,000	16,812,250
(Brightline Florida Passenger Rail Project) 144A 14.286% 7/15/32 (AMT) #, •	35,285,000	9,879,800
NQ- VQ [0526] 0726 (5720453)    41

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	$ 2,506,805
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.00% 9/1/66 (AMT)	6,575,000	6,446,393
New York Transportation Development Special Facility Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	22,575,000	22,936,877
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 6.00% 6/30/54 (AMT)	15,220,000	15,868,677
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,588,208
5.00% 12/1/41 (AMT)	4,920,000	5,125,115
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,984,320
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 3.00% 12/1/51	2,500,000	1,819,500
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	4,421,650
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	2,650,000	2,415,369
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	3,290,000	3,404,196
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	6,705,000	6,678,515
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/35 (AMT)	4,000,000	4,512,320
42    NQ- VQ [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/40 (AMT)	5,250,000	$ 5,799,990
Virginia Port Authority Revenue
5.25% 7/1/55	5,000,000	5,242,050
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,787,622
Wisconsin Public Finance Authority Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	15,000,000	16,660,050
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 6/30/60 (AMT)	4,250,000	4,418,938
5.75% 12/31/65 (AMT)	11,250,000	11,668,050
		175,511,308
Water & Sewer Revenue Bonds — 0.45%
City of Chicago, Illinois Waterworks Revenue
Series A 5.50% 11/1/66	2,750,000	2,895,475
(Second Lien)
5.00% 11/1/26	180,000	181,543
5.00% 11/1/28	30,000	30,282
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Series BB 5.50% 6/15/56	9,000,000	9,754,650
		12,861,950
Total Municipal Bonds (cost $2,945,250,228)		2,772,745,919
	Number of shares
Common Stock — 0.07%♣
Industrial — 0.07%
TimberHP <<, =, †, π	436,852	2,100,559
Total Common Stock (cost $2,100,559)		2,100,559

Warrants — 0.03%
DesertXpress Enterprises =, †	273,000	836,063
Total Warrants (cost $27)		836,063
NQ- VQ [0526] 0726 (5720453)    43

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Short-Term Investments — 0.96%
Variable Rate Demand Notes — 0.96%
Maryland Health & Higher Educational Facilities Authority Revenue
(The Johns Hopkins Health System Issue) Series B 2.75% 6/1/46 (LOC - TD Bank, N.A.)¤	1,700,000	$ 1,700,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2010 Series CC 2.80% 6/15/41 (SPA - State Street)¤	4,000,000	4,000,000
Subseries AA-3 2.80% 6/15/49 (SPA - TD Bank, N.A.)¤	400,000	400,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Adjustable Rate Bonds) Series H-2 2.80% 11/1/54 (SPA - TD Bank, N.A.)¤	4,300,000	4,300,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.80% 8/1/34 (LOC - TD Bank, N.A.)¤	10,400,000	10,400,000
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series I 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	5,615,000	5,615,000
University of Colorado Hospital Authority Revenue
Series C 2.80% 11/15/39 (SPA - TD Bank, N.A.)¤	1,000,000	1,000,000
Total Short-Term Investments (cost $27,415,000)		27,415,000
Total Value of Securities—98.31% (cost $2,974,765,814)		2,803,097,541

Receivables and Other Assets Net of Liabilities—1.69%		48,105,841
Net Assets Applicable to 291,080,676 Shares Outstanding—100.00%		$2,851,203,382
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $969,829,901, which represents 34.01% of the Fund’s net assets.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2026.
44    NQ- VQ [0526] 0726 (5720453)

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
φ	Step coupon bond. Stated rate in effect at May 31, 2026 through maturity date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
<<	Affiliated company.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2026, the aggregate value of restricted securities was $2,100,559, which represented 0.07% of the Fund’s net assets. See the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$2,100,559	$2,100,559
NQ- VQ [0526] 0726 (5720453)    45

Schedule of investments
Nomura National High-Yield Municipal Bond Fund
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
46    NQ- VQ [0526] 0726 (5720453)